Retirement benefit schemes	6 Months Ended
Jun. 30, 2026
Disclosure of defined benefit plans [abstract]
Retirement benefit schemes	12. Retirement benefit schemes
The Group’s subsidiary undertakings operate various funded and unfunded defined benefit schemes, including pension and post-
retirement healthcare schemes, and defined contribution schemes in various jurisdictions, with its most significant arrangements in both years being in the U.S., Canada, Germany, Switzerland and the Netherlands.
A buy-out process in respect of the British American Tobacco UK Pension Fund was concluded on 23 April 2026, when the liabilities of the Fund were formally extinguished, resulting in the derecognition of £1,766 million of retirement benefit scheme liabilities and an equivalent amount of scheme assets.
Benefits provided through defined contribution schemes are charged as an expense as payments fall due.
The liabilities arising in respect of defined benefit schemes are determined in accordance with the advice of independent, professionally qualified actuaries, using the projected unit credit method. It is Group policy that all schemes are formally valued at least every three years. The overall net asset for all pension and healthcare schemes in Group subsidiaries amounted to £132 million at 30 June 2026, compared to a net asset of £79 million at 31 December 2025 (30 June 2025: £72 million).